Federated Kaufmann Fund II

A Portfolio of Federated Insurance Series

PRIMARY SHARES
SERVICE SHARES

SUPPLEMENT TO SUMMARY PROSPECTUSES DATED APRIL 30, 2011

Under the heading entitled, “Fund Summary Information,” please delete the reference to John Leibee in the “Fund Management” sub-section.

June 28, 2011

Federated Kaufmann Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450902 (6/11)

Federated Kaufmann Fund II

A Portfolio of Federated Insurance Series

PRIMARY SHARES
SERVICE SHARES

SUPPLEMENT TO PROSPECTUSES DATED APRIL 30, 2011

1.	Under the heading entitled “Fund Summary Information,” please delete the reference to John Leibee in the “Fund Management” sub-section.
2.	Under the heading entitled “Who Manages the Fund?,” please delete the reference to John Leibee in the “Portfolio Management Information” sub-section.

June 28, 2011

Federated Kaufmann Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450901 (6/11)